Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
NOTE 11. LEASES
Summary of Leases
The Company's operating leases primarily consist of real estate, including office space, warehouse space and printing facilities which generally include options to extend the lease term or terminate the lease. Such options do not impact the Company’s lease term assessment until the Company is reasonably certain that the option will be exercised.
Certain of the Company’s leases include rent adjustments which may be indexed to various metrics, including the consumer price index or other inflationary indexes. As a general matter, the Company’s real estate lease arrangements typically require adjustments resulting from changes in real estate taxes and other costs to operate the leased asset.
The total lease cost for operating leases included in the Statements of Operations was as follows:

		For the fiscal years ended June 30,
		2024	2023	2022
	Income Statement Location	(in millions)
Operating lease costs	Selling, general and administrative	$104	$110	$115
Operating lease costs	Operating expenses	10	9	11
Short term lease costs	Operating expenses	21	16	12
Variable lease costs	Selling, general and administrative	24	22	20
Total lease costs		$159	$157	$158
Additional information related to the Company’s operating leases under ASC 842, Leases:

	As of June 30,
	2024	2023
Weighted-average remaining lease term	14.1 years	14.7 years
Weighted-average incremental borrowing rate	5.28%	5.19%

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Cash paid - Operating lease liabilities	$134	$132	$138
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	13	238	37
Future minimum lease payments as of June 30, 2024 are as follows:

As of June 30, 2024
Operating Leases
(in millions)
Fiscal 2025	$136
Fiscal 2026	112
Fiscal 2027	116
Fiscal 2028	80
Fiscal 2029	70
Thereafter	961
Total future minimum lease payments	$1,475
Less: interest	(474)
Present value of minimum payments	$1,001